Fair Value of Financial Instruments not carried at Fair Value	12 Months Ended
Dec. 31, 2021
Fair Value of Financial Instruments not carried at Fair Value [Abstract]
Disclosure of Fair Value of Financial Instruments not carried at Fair Value [text block]
14 –
Fair Value of Financial Instruments not carried at Fair Value
Financial instruments not carried at fair value are not managed on a fair value basis. For these instruments fair values are calculated for disclosure purposes only and do not impact the Group balance sheet or income statement. Additionally, since the instruments generally do not trade there is significant management judgment required to determine these fair values.
For the following financial instruments which are predominantly short-term the carrying value represents a reasonable estimate of the fair value:
Assets	Liabilities
Cash and central bank balances	Deposits
Interbank balances (w/o central banks)	Central bank funds purchased and securities sold under repurchase agreements
Central bank funds sold and securities purchased under resale agreements	Securities loaned
Securities borrowed	Other short-term borrowings
Other financial assets	Other financial liabilities

For retail lending portfolios with a large number of homogenous loans (e.g. residential mortgages), the fair value is calculated for each product type by discounting the portfolio’s contractual cash flows using the Group’s new loan rates for lending to issuers of similar credit quality. Key inputs for retail mortgages are the difference between historic and current product margins and the estimated prepayment rates. Capitalized broker fees included in the carrying value are considered to also be at fair value.
The fair value of the corporate lending portfolio is estimated by discounting the loan till its maturity based on loan specific credit spreads and funding costs for the Group.
For long-term debt and trust preferred securities, fair value is determined from quoted market prices, where available. Where quoted market prices are not available, fair value is estimated using a valuation technique that discounts the remaining contractual cash flows at a rate at which an instrument with similar characteristics is quoted in the market.
Estimated fair value of financial instruments not carried at fair value on the balance sheet[1]
	Dec 31, 2021
in € m.	Carrying value	Fair value	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)
Financial assets:
Cash and central bank balances	192,021	192,021	192,021	0	0
Interbank balances (w/o central banks)	7,342	7,342	0	7,342	0
Central bank funds sold and securities purchased under resale agreements	8,368	8,429	0	7,651	778
Securities borrowed	63	63	0	63	0
Loans	472,069	476,674	0	13,682	462,991
Other financial assets	94,588	94,732	9,048	85,335	349
Financial liabilities:
Deposits	604,396	604,645	307	604,338	0
Central bank funds purchased and securities sold under repurchase agreements	747	745	0	745	0
Securities loaned	24	24	0	24	0
Other short-term borrowings	4,034	4,035	0	4,010	25
Other financial liabilities	81,047	81,047	2,023	79,023	0
Long-term debt	144,485	146,871	0	141,189	5,683
Trust preferred securities	528	587	0	587	0

	Dec 31, 2020
in € m.	Carrying value	Fair value	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)
Financial assets:
Cash and central bank balances	166,208	166,208	166,208	0	0
Interbank balances (w/o central banks)	9,130	9,132	866	8,266	0
Central bank funds sold and securities purchased under resale agreements	8,533	8,519	0	7,694	825
Securities borrowed	0	0	0	0	0
Loans	426,691	434,442	0	13,253	421,189
Other financial assets	94,069	94,393	7,714	86,049	629
Financial liabilities:
Deposits	567,745	568,172	66	568,105	0
Central bank funds purchased and securities sold under repurchase agreements	2,325	2,328	0	2,328	0
Securities loaned	1,697	1,697	0	1,697	0
Other short-term borrowings	3,553	3,556	0	3,540	15
Other financial liabilities	96,602	96,602	1,902	94,700	0
Long-term debt	149,163	150,691	0	144,130	6,560
Trust preferred securities	1,321	1,069	0	1,069	0

[1] Amounts generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates”.
For loans, the difference between fair value and carrying value is due to the effect of product margin movements since initial recognition.
For long-term debt and trust preferred securities, the difference between fair value and carrying value is due to the effect of changes in the rates at which the Group could issue debt with similar maturity and subordination at the balance sheet date compared to when the instrument was issued.